Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000108404
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class A
Trading Symbol	JLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.51%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund - Class A
Without Load	46.09%	16.15%	14.00%
With Load	37.72%	14.78%	13.33%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 51,007,038	$ 51,007,038
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 168,816
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,007,038
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$168,816
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

C000108406
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class I
Trading Symbol	JLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.26%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund	46.46%	16.43%	14.28%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 51,007,038	$ 51,007,038
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 168,816
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,007,038
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$168,816
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

C000218687
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class R
Trading Symbol	JGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$112	0.91%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (February 3, 2020)
JAG Large Cap Growth Fund	46.95%	15.69%
Russell 1000® Growth Index	42.19%	17.88%
S&P 500® Index	36.35%	14.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Feb. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 51,007,038	$ 51,007,038
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 168,816
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,007,038
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$168,816
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%